Consolidated Statement of Operations and Comprehensive Loss $ in Thousands	11 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares
Operating expenses
Research and development	$ 75,060	[1]
General and administrative	13,063	[2]
Total operating expenses	88,123
Loss from operations	(88,123)
Other income (expense)
Interest income	5,863
Interest expense	(1,468)	[3]
Other income, net	4
Total other income, net	4,399
Net loss	(83,724)
Unrealized loss on marketable securities	(41)
Comprehensive loss	$ (83,765)
Net loss per share attributable to stockholders, basic (in Dollars per share) | $ / shares	$ (3.87)
Net loss per share attributable to stockholders, diluted (in Dollars per share) | $ / shares	$ (3.87)
Weighted-average shares used in computing net loss per share attributable to stockholders, basic (in Shares) | shares	16,789,362
Weighted-average shares used in computing net loss per share attributable to stockholders, diluted (in Shares) | shares	16,789,362
Series A Non-Voting Convertible Preferred Stockholders
Other income (expense)
Net loss per share attributable to stockholders, basic (in Dollars per share) | $ / shares	$ (3,873.25)
Net loss per share attributable to stockholders, diluted (in Dollars per share) | $ / shares	$ (3,873.25)
Weighted-average shares used in computing net loss per share attributable to stockholders, basic (in Shares) | shares	495
Weighted-average shares used in computing net loss per share attributable to stockholders, diluted (in Shares) | shares	495
Series B Non-Voting Convertible Preferred Stockholders
Other income (expense)
Net loss per share attributable to stockholders, basic (in Dollars per share) | $ / shares	$ (322.81)
Net loss per share attributable to stockholders, diluted (in Dollars per share) | $ / shares	$ (322.81)
Weighted-average shares used in computing net loss per share attributable to stockholders, basic (in Shares) | shares	51,946
Weighted-average shares used in computing net loss per share attributable to stockholders, diluted (in Shares) | shares	51,946

[1]	Includes related party amount of $42,640 for the period from February 6, 2024 (inception) to December 31, 2024
[2]	Includes related party amount of $1,364 for the period from February 6, 2024 (inception) to December 31, 2024
[3]	Includes related party amount of $1,468 for the period from February 6, 2024 (inception) to December 31, 2024